COMMITMENTS AND CONTINGENCIES (Details Narrative)																		1 Months Ended																		2 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended
	Dec. 09, 2025	Sep. 25, 2025 USD ($)	Aug. 31, 2025 shares	Aug. 18, 2025 USD ($)	Aug. 15, 2025 USD ($)	Aug. 14, 2025 USD ($) $ / shares shares	May 04, 2025 USD ($)	May 04, 2025 AUD ($)	May 04, 2024 USD ($)	Jul. 27, 2022 USD ($)	Jul. 27, 2022 EUR (€)	May 04, 2022 USD ($)	May 04, 2022 AUD ($)	Oct. 01, 2020 USD ($)	Oct. 01, 2020 EUR (€)	Sep. 13, 2018 USD ($)	Sep. 13, 2018 EUR (€)	Jan. 31, 2026 shares	Oct. 31, 2025 USD ($) shares	Jul. 31, 2023 USD ($)	Jul. 31, 2023 EUR (€)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 EUR (€)	Aug. 31, 2022 USD ($)	Aug. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 EUR (€)	Nov. 30, 2020 EUR (€)	Jun. 30, 2012	Oct. 12, 2024 USD ($) $ / shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($)	Sep. 30, 2024 USD ($) shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($)	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares
Total litigation penalty amount																																								$ 30,000		$ 30,000
Royalties percentage														2.00%	2.00%
Unreimbursed lab fees																																					$ 0			$ 0		$ 51,468	$ 47,531
Common stock, par value | $ / shares																																					$ 0.001			$ 0.001		$ 0.001	$ 0.001
Stock Issued During Period, Value, Issued for Services																																					$ 7,500		$ 15,000			$ 23,881,110
Payments for rent																																					6,600	$ 5,401		$ 21,389	$ 13,718	34,150	$ 34,150
Operating lease right of use asset							$ 62,126																														$ 50,901			$ 50,901		$ 59,413	17,799
Operating lease liabilities							$ 62,126
Incremental borrowing rate							12.00%	12.00%				8.00%	8.00%
Weighted average remaining lease term																																					2 years 3 months 3 days			2 years 3 months 3 days		2 years 9 months 7 days
Warrants term									5 years
Prepaid expenses - current portion																																					$ 7,127,293			$ 7,127,293		$ 8,334,046
Deferred offering costs																																										$ 115,000
Granted overallotment option, shares | shares																																								0		0	0
Subsequent Event [Member]
Stock Issued During Period, Shares, Issued for Services | shares																		14,805
Consultant [Member]
Sale of stock percent									5.00%
Prepaid expenses - current portion									$ 50,000
Deferred offering costs									$ 25,000
Equity and Equity Linked Placements [Member]
Cash fee percentage									8.00%
Debt Placements [Member]
Cash fee percentage									6.00%
Accounting Standard Update 201602 [Member]
Operating lease right of use asset												$ 66,201
Operating lease liabilities												$ 66,201
Maximum [Member]
Cash fee percentage									8.00%
Warrant [Member]
Sale of stock, price per share | $ / shares																																										$ 7,140
Common Stock [Member]
Stock Issued During Period, Value, Issued for Services																																					$ 4					$ 2,025
Stock Issued During Period, Shares, Issued for Services | shares																																					4,336		250			2,025,000
Sale of underwriting agreements				$ 3,300,000
Sale of stock percent									3.00%
Common Stock [Member] | Subsequent Event [Member]
Sale of underwriting agreements				$ 3,340,000
University of Jaen [Member]
Payment for services														$ 30,268	€ 25,837
Royalty Agreement Terms [Member]
Operating leases income statement revenue percentage																																			2.00%
License Agreement Terms [Member]
Operating leases income statement revenue percentage																																			5.00%
1-Year Collaboration Agreement [Member]
Payment for services																$ 59,508	€ 52,000
2-Year Collaboration Agreement [Member]
Payment for services														$ 35,145	€ 30,000	$ 45,775	€ 40,000
Royalty percentage																2.00%	2.00%
Research Agreement [Member] | University of Jaen [Member]
Payment for services										$ 53,806	€ 53,200
Royalty percentage										1.00%	1.00%
Underwriting Agreement [Member]
Payments for Underwriting Expense						$ 535,000
Underwriting Agreement [Member] | Subsequent Event [Member]
Common stock, par value | $ / shares						$ 0.001
Underwriting Agreement [Member] | Common Stock [Member]
Sale of stock, number of shares issued in transaction | shares						1,000,000
Sale of stock, price per share | $ / shares						$ 4.00
Granted overallotment option, shares | shares						150,000
Underwriting Agreement [Member] | Common Stock [Member] | Subsequent Event [Member]
Sale of stock, number of shares issued in transaction | shares						1,000,000
Sale of stock, price per share | $ / shares						$ 4.00
Granted overallotment option, shares | shares						150,000
Underwriting Agreement [Member] | Representatives Warrants [Member]
Sale of stock, number of shares issued in transaction | shares						30,000
Sale of stock, price per share | $ / shares						$ 4.00
Underwriting Agreement [Member] | Representatives Warrants [Member] | Subsequent Event [Member]
Sale of stock, number of shares issued in transaction | shares						30,000
Sale of stock, price per share | $ / shares						$ 4.00
Underwriting Agreement [Member] | D. Boral Capital, LLC [Member]
Common stock, par value | $ / shares						$ 0.001
Sale of stock, number of shares issued in transaction | shares						1,000,000
Sale of stock, price per share | $ / shares						$ 4.00
Underwriting Agreement [Member] | D. Boral Capital, LLC [Member] | Subsequent Event [Member]
Sale of stock, number of shares issued in transaction | shares						1,000,000
Sale of stock, price per share | $ / shares						$ 4.00
Underwriting Agreement [Member] | D. Boral Capital, LLC [Member] | Over-Allotment Option [Member]
Sale of stock, number of shares issued in transaction | shares						150,000
Underwriting Agreement [Member] | D. Boral Capital, LLC [Member] | Over-Allotment Option [Member] | Subsequent Event [Member]
Sale of stock, number of shares issued in transaction | shares						150,000
Underwriting Agreement [Member] | D. Boral Capital, LLC [Member] | Warrant [Member]
Sale of stock, number of shares issued in transaction | shares						30,000
Sale of stock, price per share | $ / shares						$ 4.00
Underwriting Agreement [Member] | D. Boral Capital, LLC [Member] | Warrant [Member] | Subsequent Event [Member]
Sale of stock, number of shares issued in transaction | shares						30,000
Sale of stock, price per share | $ / shares						$ 4.00
Underwriting Agreement [Member] | D. Boral Capital, LLC [Member] | Warrant [Member] | Minimum [Member]
Class of Warrant or Right, Date from which Warrants or Rights Exercisable						Feb. 15, 2026
Underwriting Agreement [Member] | D. Boral Capital, LLC [Member] | Warrant [Member] | Minimum [Member] | Subsequent Event [Member]
Class of Warrant or Right, Date from which Warrants or Rights Exercisable						Feb. 15, 2026
Underwriting Agreement [Member] | D. Boral Capital, LLC [Member] | Warrant [Member] | Maximum [Member]
Class of Warrant or Right, Date from which Warrants or Rights Exercisable						Aug. 15, 2030
Underwriting Agreement [Member] | D. Boral Capital, LLC [Member] | Warrant [Member] | Maximum [Member] | Subsequent Event [Member]
Class of Warrant or Right, Date from which Warrants or Rights Exercisable						Aug. 15, 2030
Underwriting Agreement [Member] | EF Hutton LLC [Member]
Sale of underwriting agreements									$ 15,000,000
Consulting Agreement [Member]
Common stock, par value | $ / shares																																				$ 60
Monthly fee for services		$ 2,500																																		$ 7,500
Consulting Agreement [Member] | Subsequent Event [Member]
Sale of stock, number of shares issued in transaction | shares			500,000
Monthly fee for services					$ 100,000
Consulting Agreement [Member] | Common Stock [Member]
Stock Issued During Period, Value, Issued for Services		$ 2,500																	$ 4,336
Advisory Agreement [Member] | Common Stock [Member]
Stock Issued During Period, Shares, Issued for Services | shares																			4,336
New Three-Year Operating Lease Agreement [Member]
Lessee operating lease term												3 years
Payments for rent												$ 2,176	$ 3,000
New One Year Operating Lease Agreement [Member]
Lessee operating lease term							1 year
Payments for rent							$ 2,127	$ 3,300
Lessee operating renewal term							2 years
Merger Acquisition Agreement [Member] | Consultant [Member]
Prepaid expenses - current portion									25,000
Initial Payable [Member] | Consultant [Member]
Prepaid expenses - current portion									$ 25,000
From 2012 through the 2014 [Member]
Total litigation penalty amount																																								$ 10,000		$ 10,000
Installment 1 [Member] | 2-Year Collaboration Agreement [Member]
Payment for services | €																																		€ 5,000
Installment 1 [Member] | Research Agreement [Member]
Payment for services																												$ 18,407	€ 18,200
Installment 2 [Member] | 2-Year Collaboration Agreement [Member]
Payment for services																																$ 5,858	€ 5,000
Installment 2 [Member] | Research Agreement [Member]
Payment for services																										$ 8,091	€ 8,000
Installment 3 [Member] | 2-Year Collaboration Agreement [Member]
Payment for services																														$ 11,715	€ 10,000
Installment 3 [Member] | Research Agreement [Member]
Payment for services																								$ 7,080	€ 7,000
Installment 4 [Member] | 2-Year Collaboration Agreement [Member]
Payment for services																										$ 11,715	€ 10,000
Installment 4 [Member] | Research Agreement [Member]
Payment for services																						$ 10,114	€ 10,000
Installment 5 [Member] | Research Agreement [Member]
Payment for services																				$ 10,114	€ 10,000
Indemnification Agreement [Member]
Loss contingency	the Company was served with a complaint (the “Complaint”) filed in the Superior Court of the State Delaware by Helena Partners, Inc. (“Helena”). In the Complaint, Helena alleges breach of an engagement agreement dated August 3, 2025 (the “Engagement Agreement”) between the Company and Helena and argues that the Company owes Helena a $15,000 deal deposit fee for entering into the Engagement Agreement and a $250,000 break fee for not completing an equity financing with Helena.